Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
“Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “compensation actually paid” amounts below differ from compensation actually received by the individuals described in the “Compensation Discussion and Analysis” section of this Proxy Statement.
2025 Pay Versus Performance Table

			Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO			Company TSR	Peer Group TSR	Net Income (Loss)	Net Operating Ratio
	(1)	(2)	(1)	(2)	(3)	(3)		(4)

2025	$5,240,829	$8,732,361	$4,778,916	$6,843,911	$281.48	$198.91	$182,951,000	83.0%

2024	$4,509,444	$7,296,709	$1,804,872	$2,587,800	$170.27	$183.44	$58,928,000	94.0%

2023	$4,359,477	$6,956,552	$1,621,804	$2,159,718	$124.47	$143.87	$66,823,000	93.3%

2022	$3,578,393	$1,915,799	$1,507,019	$1,202,603	$78.71	$127.84	$(22,257,000)	100.7%

2021	$3,540,457	$3,217,916	$723,930	$547,174	$118.39	$123.13	$20,407,000	97.4%

(1)
The CEO for each year reported was Stephen J. Donaghy. The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2025, 2024, 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021, Sean P. Downes (Executive Chairman), Jon W. Springer (Chief Risk Officer), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO). Amounts shown for 2023 have been adjusted to reflect the changes made to Mr. Donaghy’s and Mr. Downes’ 2023 compensation as described in note 2 to the “2025 Summary Compensation Table” above.

(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2025 Pay Versus Performance Table” above. Amounts shown for 2023 have been adjusted to reflect the changes made to Mr. Donaghy’s and Mr. Downse’ 2023 compensation as described in note 2 to the “2025 Summary Compensation Table” above.” The following table outlines the applicable adjustments that were made to determine 2025 “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Compensation Actually Paid

2025	CEO	$5,240,829	$(1,750,014)	$2,751,185	$2,354,365	$—	$135,996	$—	$8,732,361

	Other NEOs	$4,778,916	$(3,001,997)	$4,480,460	$528,149	$—	$58,383	$—	$6,843,911

(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.

(4)	Refer to “2025 Performance Measures” below for an understanding of how this metric is calculated.

Company Selected Measure Name	Net Operating Ratio
Named Executive Officers, Footnote	The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2025, 2024, 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021, Sean P. Downes (Executive Chairman), Jon W. Springer (Chief Risk Officer), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO). Amounts shown for 2023 have been adjusted to reflect the changes made to Mr. Donaghy’s and Mr. Downes’ 2023 compensation as described in note 2 to the “2025 Summary Compensation Table” above.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.
PEO Total Compensation Amount	$ 5,240,829	$ 4,509,444	$ 4,359,477	$ 3,578,393	$ 3,540,457
PEO Actually Paid Compensation Amount	$ 8,732,361	7,296,709	6,956,552	1,915,799	3,217,916
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2025 Pay Versus Performance Table” above. Amounts shown for 2023 have been adjusted to reflect the changes made to Mr. Donaghy’s and Mr. Downse’ 2023 compensation as described in note 2 to the “2025 Summary Compensation Table” above.” The following table outlines the applicable adjustments that were made to determine 2025 “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Compensation Actually Paid

2025	CEO	$5,240,829	$(1,750,014)	$2,751,185	$2,354,365	$—	$135,996	$—	$8,732,361

	Other NEOs	$4,778,916	$(3,001,997)	$4,480,460	$528,149	$—	$58,383	$—	$6,843,911

Non-PEO NEO Average Total Compensation Amount	$ 4,778,916	1,804,872	1,621,804	1,507,019	723,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,843,911	2,587,800	2,159,718	1,202,603	547,174
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2025 Pay Versus Performance Table” above. Amounts shown for 2023 have been adjusted to reflect the changes made to Mr. Donaghy’s and Mr. Downse’ 2023 compensation as described in note 2 to the “2025 Summary Compensation Table” above.” The following table outlines the applicable adjustments that were made to determine 2025 “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Compensation Actually Paid

2025	CEO	$5,240,829	$(1,750,014)	$2,751,185	$2,354,365	$—	$135,996	$—	$8,732,361

	Other NEOs	$4,778,916	$(3,001,997)	$4,480,460	$528,149	$—	$58,383	$—	$6,843,911

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Operating Ratio
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
2025 Performance
Measures
For performance year 2025,
the
performance measures listed below were the most important ones used by the Compensation Committee to link NEOs’ 2025 compensation actually paid to Company performance.

Performance Measures

Net operating ratio	Numerator of this ratio is calculated as the sum of losses & loss adjustment expenses, policy acquisition costs and other operating expenses, less net investment income, commission revenue, policy fees and other revenues, while the denominator reflects net premiums earned.

GPW growth	Growth in gross premiums written and GPW growth is measured as year-over-year increase in GPW.

3-year adjusted book value per share growth	Excludes cumulative dividends declared and accumulated other comprehensive income.

Total Shareholder Return Amount	$ 281.48	170.27	124.47	78.71	118.39
Peer Group Total Shareholder Return Amount	198.91	183.44	143.87	127.84	123.13
Net Income (Loss)	$ 182,951,000	$ 58,928,000	$ 66,823,000	$ (22,257,000)	$ 20,407,000
Company Selected Measure Amount	0.83	0.94	0.933	1.007	0.974
PEO Name	Stephen J. Donaghy
Measure:: 1
Pay vs Performance Disclosure
Name	Net operating ratio
Measure:: 2
Pay vs Performance Disclosure
Name	GPW growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,750,014)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,751,185
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,354,365
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,996
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,001,997)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,480,460
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,149
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,383